Benefit plans (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Benefit Plans
Benefit payment obligations at beginning of year	$ 6,524	$ 6,835
Current service cost	284	1,165	$ 402
Interest cost	2,144	2,578	4,178
Actuarial losses	1,447	2,037	(1,215)
Result from exposure to inflation for the year	(4,429)	(5,260)
Benefits paid to participating employees	(470)	(831)
Benefit payment obligations at end of year	$ 5,500	$ 6,524	$ 6,835